Basis of Preparation and Summary of Significant Accounting Policies - Summary of Impact of Adoption of IFRS 15 Revenue From Contract With Customers and IFRS 9 Financial Instruments (Detail)
₺ in Thousands
Jan. 01, 2018 TRY (₺)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Retained earnings 1 January 2018 - (including IFRS 9 effects-excluding IFRS 15 effects)	₺ 11,312,276
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Opening retained earnings 1 January 2018 - (including IFRS 9 and IFRS 15 effects)	11,301,128
Retained earnings 1 January 2018 - (including IFRS 9 effects-excluding IFRS 15 effects)	11,312,276
Deferred tax effect	(3,419)
Adjustment to retained earnings from adoption of IFRS 15	(11,148)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of asset for subscriber acquisition cost	830,011
Decrease in current assets and non-current assets	(132,920)
Deferred tax effect	(144,632)
Other	(22,437)
Adjustment to retained earnings from adoption of IFRS 15	530,022
Adoption of IFRS 9 And 15 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Opening retained earnings 1 January 2018 - (including IFRS 9 and IFRS 15 effects)	₺ 11,831,150